Share Based Compensation - Summary of Performance Criteria (Detail) - SEK (kr) kr in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share based payment arrangement [line Items]
Weight	100.00%	100.00%	100.00%	100.00%
Achieved Vesting Level			92.72%	100.00%
Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Vesting Opportunity	0.00%	0.00%	0.00%	0.00%
Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Vesting Opportunity	200.00%	200.00%	200.00%	200.00%
2024 Group operating income [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria	Range (SEK billion): 16.7 -30.7
Weight	45.00%
Achievement, value	kr 26.0
Achieved Vesting Level	132.82%
2024 Group operating income [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Jan 1, 2024
Vesting Opportunity	0.00%
2024 Group operating income [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Dec 31, 2024
Vesting Opportunity	200.00%
2023 Group operating income [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria		Range (SEK billion): 26.4 -40.4
Weight		45.00%
Achievement, value		kr 21.4
Achieved Vesting Level		0.00%
2023 Group operating income [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period		Jan 1, 2023
Vesting Opportunity		0.00%
2023 Group operating income [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period		Dec 31, 2023
Vesting Opportunity		200.00%
2022 Group operating income [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria			Range (SEK billion): 24.1–34.1
Weight			45.00%
Achievement, value			kr 32.2
Achieved Vesting Level			162.76%
2022 Group operating income [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period			Jan 1, 2022
Vesting Opportunity			0.00%
2022 Group operating income [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period			Dec 31, 2022
Vesting Opportunity			200.00%
2021 Group operating income [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria				Range (SEK billion): 15.0–24.0
Weight				50.00%
Achievement, value				kr 27.4
Achieved Vesting Level				200.00%
2021 Group operating income [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period				Jan 1, 2021
Vesting Opportunity				0.00%
2021 Group operating income [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period				Dec 31, 2021
Vesting Opportunity				200.00%
Absolute TSR [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria	Range: 6%–14%	Range: 6%-14%	Range: 6%-14%	Range: 6%–14%
Weight	25.00%	25.00%	25.00%	30.00%
Achieved Vesting Level			0.00%	0.00%
Achievement, percentage			0.54%	(16.17%)
Absolute TSR [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Jan 1, 2024	Jan 1, 2023	Jan 1, 2022	Jan 1, 2021
Vesting Opportunity	0.00%	0.00%	0.00%	0.00%
Absolute TSR [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Dec 31, 2026	Dec 31, 2025	Dec 31, 2024	Dec 31, 2023
Vesting Opportunity	200.00%	200.00%	200.00%	200.00%
Relative TSR [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria	Ranking of Ericsson: 6–2	Ranking of Ericsson: 6–2	Ranking of Ericsson: 6–2	Ranking of Ericsson: 6–2
Weight	20.00%	20.00%	20.00%	20.00%
Achieved Vesting Level			0.00%	0.00%
Achievement, description			10 out of 12	12 out of 11
Relative TSR [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Jan 1, 2024	Jan 1, 2023	Jan 1, 2022	Jan 1, 2021
Vesting Opportunity	0.00%	0.00%	0.00%	0.00%
Relative TSR [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Dec 31, 2026	Dec 31, 2025	Dec 31, 2024	Dec 31, 2023
Vesting Opportunity	200.00%	200.00%	200.00%	200.00%
CO2e emissions (ktonnes) 138114 [Member] | Group Environmental, Social and Governance [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria	CO2e emissions (ktonnes): 138–114
Weight	1.66%
Achieved Vesting Level	200.00%
CO2e emissions (ktonnes) 138114 [Member] | Group Environmental, Social and Governance [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Jan 1, 2024
Vesting Opportunity	0.00%
CO2e emissions (ktonnes) 138114 [Member] | Group Environmental, Social and Governance [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Dec 31, 2024
Vesting Opportunity	200.00%
CO2e emissions (ktonnes) 133110 [Member] | Group Environmental, Social and Governance [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria	CO2e emissions (ktonnes): 133–110
Weight	1.66%
CO2e emissions (ktonnes) 133110 [Member] | Group Environmental, Social and Governance [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Jan 1, 2025
Vesting Opportunity	0.00%
CO2e emissions (ktonnes) 133110 [Member] | Group Environmental, Social and Governance [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Dec 31, 2025
Vesting Opportunity	200.00%
CO2e emissions (ktonnes) 126102 [Member] | Group Environmental, Social and Governance [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria	CO2e emissions (ktonnes): 126–102
Weight	1.68%
CO2e emissions (ktonnes) 126102 [Member] | Group Environmental, Social and Governance [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Jan 1, 2026
Vesting Opportunity	0.00%
CO2e emissions (ktonnes) 126102 [Member] | Group Environmental, Social and Governance [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Dec 31, 2026
Vesting Opportunity	200.00%
Increasing the representation of women leaders in the Group Range 2527 [Member] | Group Environmental, Social and Governance [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria	Increasing the representation of women leaders in the Group: Range 25%–27%
Weight	5.00%
Increasing the representation of women leaders in the Group Range 2527 [Member] | Group Environmental, Social and Governance [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Jan 1, 2024
Vesting Opportunity	0.00%
Increasing the representation of women leaders in the Group Range 2527 [Member] | Group Environmental, Social and Governance [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Dec 31, 2026
Vesting Opportunity	200.00%
CO2e emissions (ktonnes) 142121 [member] | Group Environmental, Social and Governance [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria		CO2e emissions (ktonnes): 142–121
Weight		1.66%
Achieved Vesting Level		193.72%
CO2e emissions (ktonnes) 142121 [member] | Group Environmental, Social and Governance [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period		Jan 1, 2023
Vesting Opportunity		0.00%
CO2e emissions (ktonnes) 142121 [member] | Group Environmental, Social and Governance [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period		Dec 31, 2023
Vesting Opportunity		200.00%
CO2e emissions (ktonnes) 132113 [member] | Group Environmental, Social and Governance [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria		CO2e emissions (ktonnes): 132–113
Weight		1.66%
Achieved Vesting Level		200.00%
CO2e emissions (ktonnes) 132113 [member] | Group Environmental, Social and Governance [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period		Jan 1, 2024
Vesting Opportunity		0.00%
CO2e emissions (ktonnes) 132113 [member] | Group Environmental, Social and Governance [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period		Dec 31, 2024
Vesting Opportunity		200.00%
CO2e emissions (ktonnes) 122104 [member] | Group Environmental, Social and Governance [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria		CO2e emissions (ktonnes): 122–104
Weight		1.68%
CO2e emissions (ktonnes) 122104 [member] | Group Environmental, Social and Governance [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period		Jan 1, 2025
Vesting Opportunity		0.00%
CO2e emissions (ktonnes) 122104 [member] | Group Environmental, Social and Governance [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period		Dec 31, 2025
Vesting Opportunity		200.00%
Increasing the representation of women leaders in the Ericsson Group Range 23-25 [Member] | Group Environmental, Social and Governance [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria		Increasing the representation of women leaders in the Group: Range 23%–25%
Weight		5.00%
Increasing the representation of women leaders in the Ericsson Group Range 23-25 [Member] | Group Environmental, Social and Governance [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period		Jan 1, 2023
Vesting Opportunity		0.00%
Increasing the representation of women leaders in the Ericsson Group Range 23-25 [Member] | Group Environmental, Social and Governance [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period		Dec 31, 2025
Vesting Opportunity		200.00%
CO2e emissions (ktonnes) 265200 [member] | Group Environmental, Social and Governance [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria			CO2e emissions (ktonnes): 265–200
Weight			5.00%
Achieved Vesting Level			189.52%
CO2e emissions (ktonnes) 265200 [member] | Group Environmental, Social and Governance [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period			Jan 1, 2022
Vesting Opportunity			0.00%
CO2e emissions (ktonnes) 265200 [member] | Group Environmental, Social and Governance [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period			Dec 31, 2024
Vesting Opportunity			200.00%
Increasing the representation of women leaders in the Ericsson Group Range 22-24 [member] | Group Environmental, Social and Governance [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria			Increasing the representation of women leaders in the Group: Range 22%–24%
Weight			5.00%
Achieved Vesting Level			200.00%
Achievement, percentage			24.15%
Increasing the representation of women leaders in the Ericsson Group Range 22-24 [member] | Group Environmental, Social and Governance [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period			Jan 1, 2022
Vesting Opportunity			0.00%
Increasing the representation of women leaders in the Ericsson Group Range 22-24 [member] | Group Environmental, Social and Governance [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period			Dec 31, 2024
Vesting Opportunity			200.00%